Fair value estimation	12 Months Ended
Dec. 31, 2025
Fair value estimation
Fair value estimation

C6. Fair value estimation

All financial instruments held at fair value are classified by reference to the source of inputs used to derive the fair value. The following hierarchy is used:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 — inputs other than quoted prices that are observable for the asset or liability, either directly as prices or indirectly through modelling based on prices; and

Level 3 — inputs for the asset or liability that are not based on observable market data.

Financial instrument	Hierarchy level	Valuation method
Financial assets traded in active markets	1	Current bid price
Financial liabilities traded in active markets	1	Current ask price
Listed bonds	1	Quoted market prices
Money market funds	1	Quoted market prices
Interest rate/currency swaps	2	Discounted cash flow based on market swap rates
Forward foreign exchange contracts	2	Forward exchange market rates
Borrowings not traded in active markets (term loans and uncommitted facilities)	2	Nominal value
Money market deposits	2	Nominal value
Trade payables and receivables	2	Nominal value less estimated credit adjustments
Contingent consideration (including put option liability)	3	Discounted cash flow using weighted average cost of capital

	Fair value	Fair value	Fair value	Fair value
	assets	liabilities	assets	liabilities
	2025	2025	2024	2024
	$m	$m	$m	$m
Cross currency interest rate swaps and interest rate swaps (level 2):
– net investment hedge	144	(10)	29	(23)
– cash flow hedge	29	(7)	1	(35)
– fair value hedge	4	(6)	—	—
Foreign exchange swaps (level 2):
– non-hedge	5	—	—	(4)
	182	(23)	30	(62)
Analysed as follows:
Current portion	61	(5)	—	(4)
Non-current portion	121	(18)	30	(58)
Derivative financial instruments	182	(23)	30	(62)
Contingent consideration (including put option liability) (level 3)	—	(70)	—	(94)
Analysed as follows:
Current portion	—	(49)	—	(47)
Non-current portion	—	(21)	—	(47)
Other payables	—	(70)	—	(94)

Certain interest rate swaps have been bifurcated to manage different foreign exchange risks. The interest rate swaps are shown on the balance sheet as net derivative assets of $182m (2024: $8m) and net derivative liabilities of $22m (2024: $40m).

Given the volume of acquisitions and the variety of inputs to the valuation of contingent consideration (depending on each transaction), there are not considered to be any changes in input that would have a material impact on the contingent consideration liability.

	Contingent	Contingent
	consideration	consideration
	2025	2024
	$m	$m
At 1 January	94	97
Exchange differences	7	(3)
Acquisitions	13	39
Payments	(17)	(32)
Unused amount reversed	(25)	(9)
Revaluation of put option	(2)	2
At 31 December	70	94

Fair value is equal to carrying value for all other trade and other payables.

The table below analyses the Group’s undiscounted cash flows on borrowings and derivative financial instruments that will be settled on a gross basis, into relevant maturity groupings based on the remaining period to the contractual maturity date at the balance sheet date.

	Less than	Between	More than
	1 year	1 and 5 years	5 years	Total
	$m	$m	$m	$m
At 31 December 2025
Non-derivative financial instruments
Borrowings	(1,518)	(3,676)	(1,217)	(6,411)
	(1,518)	(3,676)	(1,217)	(6,411)
Derivative financial instruments
Cross-currency interest rate swaps:
– outflow	(802)	(1,349)	—	(2,151)
– inflow	836	1,444	—	2,280
Interest rate swaps:
– outflow	(3)	(7)	—	(10)
– inflow	—	—	8	8
Foreign exchange swaps:
– outflow	(284)	—	—	(284)
– inflow	289	—	—	289
Foreign exchange forwards:
– outflow	(48)	—	—	(48)
– inflow	48	—	—	48
	35	88	8	131
Net outflow	(1,483)	(3,588)	(1,209)	(6,280)
At 31 December 2024
Non-derivative financial instruments
Borrowings	(1,534)	(2,314)	(1,224)	(5,072)
	(1,534)	(2,314)	(1,224)	(5,072)
Derivative financial instruments
Cross-currency interest rate swaps:
– outflow	(59)	(2,122)	—	(2,181)
– inflow	31	2,032	—	2,063
Interest rate swaps:
– outflow	—	—	—	—
– inflow	—	—	—	—
Foreign exchange swaps:
– outflow	(455)	—	—	(455)
– inflow	451	—	—	451
Foreign exchange forwards:
– outflow	(13)	—	—	(13)
– inflow	13	—	—	13
	(32)	(90)	—	(122)
Net outflow	(1,566)	(2,404)	(1,224)	(5,194)